Share capital (Details)	Nov. 26, 2024	Sep. 30, 2024 shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares
Share capital
Common shares consolidation ratio	0.013
Number of shares issued		605,789	178,542	0
Number of shares outstanding		605,789	178,542	0